IMPAIRMENT	12 Months Ended
Dec. 31, 2018
IMPAIRMENTS
IMPAIRMENTS

8.      Impairments

Figures in million - SA rand	Notes	2018	2017	2016
Impairment of property, plant and equipment	12	(2,603.3)	(4,303.4)	(1,171.7)
Impairment of goodwill	14	(436.3)	(99.1)	(201.3)
Impairment of loan to equity-accounted investee		(1.8)	(8.5)	(8.1)
Total impairments		(3,041.4)	(4,411.0)	(1,381.1)

31 December 2018

Impairment of Driefontein, Kloof and Beatrix mining assets and goodwill

Ore body constraints, above inflation electricity price and wage increases at the SA gold operations have impacted the sustainability of certain shafts and resulted in these shafts being marginal to loss making. Ongoing efforts to restore these to profitability have proven to be unsuccessful. These profitability challenges were compounded during the year by operational disruptions in 2018 including the interruption of Eskom power at the Beatrix operations in February and seismic events at Driefontein and Kloof which affected access to mining areas, thereby impacting operational flexibility. Ongoing losses experienced at the Driefontein and Beatrix operations negatively affected group cash flow as well as the sustainability and economic viability of other operations in the SA region. As a result a decision was taken during the six months ended 31 December 2018, to impair the mining assets of and goodwill allocated to Driefontein by R2,171.8 million and R166.9 million, respectively, goodwill allocated to Kloof by R165.5 million, and mining assets of and goodwill allocated to Beatrix by R166.9 million and R103.9 million, respectively. These impairments were based on the estimated fair value less cost to sell over the life of mine calculated as expected discounted cash flows from the expected gold reserves and costs to extract the gold.

Impairment of Burnstone mine development assets

Development of the Burnstone project is deferred to 2020 and as a result a decision was taken at 31 December 2018 to impair the mine development assets of Burnstone by R193.6 million. This impairment was based on the estimated fair value less cost to sell over the life of mine calculated as expected discounted cash flows from the expected gold reserves and costs to extract the gold.

31 December 2017

Impairment of Cooke Operations and Beatrix West mining assets

Ongoing losses experienced at the Cooke 1, 2 and 3 Operations and Beatrix West mine negatively affected group cash flow as well as the sustainability and economic viability of other operations in the SA region. In this regard, after numerous attempts to address the losses, it became necessary to enter into consultations in terms of Section 189A of the Labour Relations Act, 66 of 1995 (Section 189A) with relevant stakeholders regarding restructuring at the SA gold operations. As a result a decision was taken during the six months ended 30 June 2017, to impair the Cooke 1, 2 and 3 mining assets by R2,187.8 million and the Beatrix West assets by R603.7 million. These impairments were based on the estimated fair value less cost to sell over the life of mine calculated as expected discounted cash flows from the expected gold reserves and costs to extract the gold.

Impairment of WRTRP exploration and evaluation assets, and allocated goodwill

On 22 November 2017, Sibanye-Stillwater announced that it has entered into various agreements with DRDGOLD to exchange selected surface gold processing assets and tailings storage facilities (TSF) for approximately 265 million newly issued DRDGOLD shares (the DRDGOLD Transaction). Following the implementation of the DRDGOLD Transaction, Sibanye-Stillwater will retain full ownership of the Cooke and Ezulwini TSFs (of 2.4Moz probable gold reserves and 54.26Mlb probable uranium reserves), and, as such, retains full exposure to the low uranium price environment without the higher gold price TSF. As a result a decision was taken during the six months ended 31 December 2017, to impair the WRTRP exploration and evaluation assets, and allocated goodwill by R1,245.1 million and R99.1 million, respectively. These impairments were based on the estimated fair value less cost to sell over the life of mine calculated as expected discounted cash flows from the expected gold and uranium reserves, and costs to extract the gold and uranium.

Impairment of De Bron-Merriespruit exploration and evaluation assets

No expenditure on further exploration for and evaluation of the De Bron-Merriespruit mineral resources is budgeted or planned for 2018. As a result a decision was taken to impair the De Bron-Merriespruit exploration and evaluation asset by R227.1 million.

31 December 2016

Impairment of Cooke 4

Despite intense monitoring and interventions by a joint management and labour committee since the previous Section 189A consultation was concluded, the Cooke 4 Operation continued to fall short of production targets and losses continued to accumulate. In view of the sustained losses at the Cooke 4 Operation and considering the extensive efforts to improve productivity and reduce the operation’s cost structures, Sibanye-Stillwater gave notice in terms of Section 189A. As a result a decision was taken during the six months ended 30 June 2016 to fully impair the Cooke 4 Operation’s mining assets by R816.7 million. This impairment was based on negative cash flow projections for the remainder of the life of mine.

Impairment of Cooke 1, 2 and 3 mining assets, and allocated goodwill

As a result of a decrease in the rand gold price from 30 June 2016 and continued losses, a decision was taken during the six months ended 31 December 2016, to impair the Cooke 1, 2 and 3 mining assets by R355.0 million and the goodwill allocated to the Cooke cash-generating unit (CGU) by R201.3 million. The impairment was based on the estimated fair value less cost to sell over the life of mine calculated as expected discounted cash flows from the expected gold reserves and costs to extract the gold.